Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment	As of March 31, 2024, and December 31, 2023, property and equipment, net, consisted of the following:
	March 31,	December 31,
	2024	2023
Land	$1,983,810	$1,839,596
Computers and equipment	1,425,774	1,425,774
Furniture and fixtures	143,874	143,874
Automobile	101,269	101,269
Leasehold improvements	656,255	499,310
Buildings	4,607,874	4,607,874
	8,918,856	8,761,911
Less - accumulated depreciation	(952,135)	(812,767)
Property and Equipment, net	$7,966,721	$7,949,144
As of December 31, 2023 and 2022, property and equipment, net, consisted of the following:
	December 31,	December 31,
	2023	2022
Land	$1,983,810	$1,839,596
Buildings	4,607,874	4,162,088
Computers and equipment	1,425,774	1,321,708
Furniture and fixtures	143,874	143,874
Automobile	101,269	69,083
Leasehold improvements	499,310	95,991
	8,761,911	7,632,340
Less - accumulated depreciation	(812,767)	(309,290)
Property and Equipment, net	$7,949,144	$7,323,050